Note 14 - Employee Benefits - Activity Related to Restricted Stock Units Awarded (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Nonvested (in shares) | shares	14,601
Nonvested (in dollars per share) | $ / shares	$ 35.14
Granted, units (in shares) | shares	11,351
Granted, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 47.89
Forfeited, units (in shares) | shares	(223)
Forfeited, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 35.31
Vested (in shares) | shares	(3,905)
Vested (in dollars per share) | $ / shares	$ 33.61
Nonvested (in shares) | shares	21,824
Nonvested (in dollars per share) | $ / shares	$ 42.05
Expected to vest (in shares) | shares	4,850
Expected to vest, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 32.40